PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net
	2014	2013
Machinery and equipment	$1,593	$1,590
Buildings	506	485
Capitalized software costs	374	362
Land and improvements	122	119
Construction in progress	79	96
Computer equipment	79	80
	2,753	2,732
Less: accumulated depreciation and amortization	(1,776)	(1,711)
Total	$977	$1,021